Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment

11. PROPERTY, PLANT AND EQUIPMENT

	LAND AND BUILDINGS	FIXTURES AND FITTINGS	PLANT AND EQUIPMENT	ASSETS UNDER CONSTRUCTION	TOTAL
Cost
At 1 January 2020	$3,054	$3,115	$17,287	$10,432	$33,888
Additions	3,686	1,115	25,831	33,749	64,381
Transfers	—	(22)	22	—	—
Disposals	—	(126)	(137)	(406)	(669)
Exchange differences	366	64	1,799	2,090	4,319
At 31 December 2020	7,106	4,146	44,802	45,865	101,919
Accumulated Depreciation
At 1 January 2020	1,067	2,014	5,666	—	8,747
Charge for the period	841	618	4,258	—	5,717
Transfers	—	(1)	1	—	—
Disposals	—	(47)	(135)	—	(182)
Exchange differences	151	52	352	—	555
At 31 December 2020	2,059	2,636	10,142	—	14,837
Carrying Amount
At 31 December 2020	$5,047	$1,510	$34,660	$45,865	$87,082
Cost
At January 1, 2021	$7,106	$4,146	$44,802	$45,865	$101,919
Additions	28,047	4,144	72,186	1,969	106,346
Transfers	—	2,137	(2,137)	—	—
Disposals	(67)	(452)	(91)	—	(610)
Exchange differences	(562)	(322)	(2,084)	(574)	(3,542)
At December 31, 2021	34,524	9,653	112,676	47,260	204,113
Accumulated Depreciation
At January 1, 2021	2,059	2,636	10,142	—	14,837
Charge for the period	2,773	2,204	12,298	—	17,275
Transfers	—	1,686	(1,686)	—	—
Disposals	(21)	(366)	(91)	—	(478)
Exchange differences	(106)	(223)	(589)	—	(918)
At December 31, 2021	4,705	5,937	20,074	—	30,716
Carrying Amount
At December 31, 2021	$29,819	$3,716	$92,602	$47,260	$173,397
Cost
At January 1, 2022	$34,524	$9,653	$112,676	$47,260	$204,113
Additions	5,137	2,227	12,960	11,496	31,820
Transfers	—	—	—	—	—
Disposals	(147)	(702)	(997)	—	(1,846)
Exchange differences	(3,417)	(762)	(10,480)	(5,075)	(19,734)
At December 31, 2022	36,097	10,416	114,159	53,681	214,353
Accumulated Depreciation
At January 1, 2022	4,705	5,937	20,074	—	30,716
Charge for the period	4,359	1,812	18,995	—	25,166
Transfers	—	—	—	—	—
Disposals	(13)	(360)	(917)	—	(1,290)
Impairments	—	0	26,780	22,657	49,437
Exchange differences	(506)	(504)	(2,072)	—	(3,082)
At December 31, 2022	8,545	6,885	62,860	22,657	100,947
Carrying Amount
At December 31, 2022	$27,552	$3,531	$51,299	$31,024	$113,406

Depreciation expense of $9,803 (2021: $5,355, 2020: $1,676) has been charged to Research and development expenses and $15,363 (2021: $11,920, 2020: $4,041) to Selling, marketing and administrative expenses.

Assets under construction are comprised of manufacturing equipment not yet available for use. Commitments related to property, plant and equipment are referenced in Note 23.

In 2022 the Group announced it would no longer continue to develop its Amira product line and a significant reduction in COVID-19 testing volumes as indicators of impairment. These indicators of impairment could be identified in respect of single assets (individual manufacturing lines) which were capable of generating largely independent cashflows, and hence these single assets were tested separately for impairment. When performing these impairment tests the recoverable amounts was determined with reference to fair value less cost of disposal.

As a result of these impairment tests, $22,657 of property, plant and equipment relating to the Amira manufacturing line and $26,780 of property, plant and equipment relating to test strip manufacturing was impaired, leaving a recoverable amount of $2,976 being the fair value less cost of disposal of the impaired manufacturing lines. Additionally, there remains $17,904 of property, plant and equipment relating to uninstalled test strip manufacturing equipment against which no impairment has been recognized as the recoverable amount, being the value in use exceeded the carrying value of the property, plant and equipment.

The fair value measurement used to determine the fair value less cost of disposal of the impaired manufacturing lines was categorized as a Level 2 fair value. The Group has estimated the fair value less cost of disposal based on quoted prices for similar items of machinery. Given the estimated fair value less costs of disposal was $2,976, there were not considered to be any key assumptions to which the assets recoverable amounts were sensitive.